10010343

NASDAQ
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
APR 22 2010
Washington, DC 20549

Gary Sundick
Vice President
Listing Qualifications

*By Electronic Delivery to: filer-support@sec.gov*

April 22, 2010

001-34058

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on April 22, 2010, The Nasdaq Stock Market (the "Exchange") received from Nile Therapeutics, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Warrants expiring April 21, 2015

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick